The interactive data file included as an exhibit to this filing relates to the supplements to each of the prospectuses for Columbia Acorn Emerging Markets FundSM, Columbia Acorn European FundSM, Columbia Acorn International® and Columbia Acorn International SelectSM filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 20, 2015 (Accession No. 0001193125-15-348142), which is incorporated herein by reference.